Stock Based Compensation (Details Narrative) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 08, 2021	May 24, 2022	May 15, 2025	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Stock based compensation expense				$ 521,353	$ 212,758	$ 695,229	$ 965,229	$ 1,169,843	$ 3,664,538
Board of Directors [Member]
Granted						85,000
Shares available for future issuance				262,231		262,231
Subsequent Event [Member]
Granted			35,000
Grant date			10 years
Exercise price			$ 2.28
Stock Option
Granted								23,900	52,150
Grant date						10 years			10 years
Average fair value price per share								$ 3.40	$ 92.60
Closing stock price								$ 7.20	$ 45.00
Estimated forfeitures rate								0.00%	0.00%
Stock based compensation expense				$ 521,353	$ 212,758	$ 695,229	$ 965,229	$ 1,169,803	$ 3,664,500
Weighted average vesting period				90 days					2 years
Unrecognized compensation expense related to unvested stock options outstanding								$ 265,200
Shares available for future issuance								213,214
Unrecognized compensation expense						$ 50,632
Stock Option | Minimum [Member]
Stock options increased shares issued	138,889	222,222
Stock Option | Maximum [Member]
Stock options increased shares issued	277,778	500,000